UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 4, 2009



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 43

Form 13F Information Table Value Total : $77,569

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1868    35000 SH       Sole                    35000
Activision Blizzard, Inc       COM              00507V109     3359   388800 SH       Sole                   388800
Advent Software                COM              007974108     3876   194070 SH       Sole                   194070
Akamai Technologies            COM              00971T101     2805   185900 SH       Sole                   185900
Alexza Pharmaceuticals         COM              015384100      475   149750 SH       Sole                   149750
Automatic Data Processing, Inc COM              053015103      272     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      891    19054 SH       Sole                    19054
Berk. Hath. Class A            COM              084670108     1449       15 SH       Sole                       15
Berk. Hath. Class B            COM              084670207     1957      609 SH       Sole                      609
Cavium Networks, Inc.          COM              14965A101     2474   235400 SH       Sole                   235400
Cisco Systems                  COM              17275R102      410    25150 SH       Sole                    25150
Constant Contact, Inc          COM              210313102     2507   189226 SH       Sole                   189226
Data Domain, Inc.              COM              23767P109     3983   211863 SH       Sole                   211863
Dolby Laboratories, Inc.       COM              25659T107     4357   133000 SH       Sole                   133000
EMC Corporation                COM              268648102      710    67787 SH       Sole                    67787
Ebay                           COM              278642103      140    10000 SH       Sole                    10000
Electronic Arts                COM              285512109     3488   217446 SH       Sole                   217446
FormFactor, Inc.               COM              346375108     2107   144312 SH       Sole                   144312
Gameloft                       COM              5984273FR       99    47224 SH       Sole                    47224
General Electric               COM              369604103      907    56016 SH       Sole                    56016
General Mills                  COM              370334104      810    13336 SH       Sole                    13336
Google Inc                     COM              38259P508     2272     7386 SH       Sole                     7386
Halliburton Co.                COM              406216101      364    20000 SH       Sole                    20000
IBM                            COM              459200101     1861    22116 SH       Sole                    22116
InnerWorkings, Inc.            COM              45773Y105     1671   255062 SH       Sole                   255062
Intel Corp.                    COM              458140100      733    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103     4459   187439 SH       Sole                   187439
Johnson & Johnson              COM              478160104      965    16128 SH       Sole                    16128
Linear Technology              COM              535678106     5408   244494 SH       Sole                   244494
Marvell Technology             COM              G5876H105     1436   215265 SH       Sole                   215265
Minnesota Mining               COM              604059105      230     4000 SH       Sole                     4000
Neutral Tandem                 COM              64128B108     3914   241283 SH       Sole                   241283
Omniture, Inc.                 COM              68212S109     1937   182050 SH       Sole                   182050
Oracle Corporation             COM              68389X105      181    10200 SH       Sole                    10200
Pfizer, Inc.                   COM              717081103      885    50000 SH       Sole                    50000
Royal Dutch Shell PLC          COM              780259206      212     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     3307   103320 SH       Sole                   103320
Schering-Plough                COM              806605101      681    40000 SH       Sole                    40000
Schlumberger Ltd.              COM              806857108      677    16000 SH       Sole                    16000
SuccessFactors, Inc            COM              864596101     2041   355550 SH       Sole                   355550
Target CP                      COM              239753106      454    13140 SH       Sole                    13140
VMWare                         COM              928563402     2198    92800 SH       Sole                    92800
eHealth, Inc.                  COM              28238P109     2739   206232 SH       Sole                   206232